Intangible Assets, Net - Summary of Amortization Expenses of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2026	¥ 226
2027	24
Intangible assets, net	¥ 250	$ 36	¥ 723